Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax domestic and international components
	For the Years Ended
	December 31,
	2022	2022
Domestic	$(37,727,021)	$(15,078,170)
International	(1,941,987)	(5,269,682)
	$(39,669,008)	$(20,347,852)

Schedule of income tax benefits provision
	For the Years Ended
	December 31,
	2022	2021
Deferred tax benefits:
Domestic:
Federal	$4,057,936	$1,503,577
State	1,343,123	499,136
International	353,038	547,944
	5,754,097	2,550,657
Change in valuation allowance	(4,811,348)	(2,527,453)
Net income tax benefit	$942,749	$23,204

Schedule of united states federal statutory rate
	For the Years Ended
	December 31,
	2022	2021
US Federal statutory rate	21.0%	21.0%
Difference between domestic and foreign federal rates	(0.1)%	(0.5)%
State and provincial taxes, net of federal benefits	6.6%	5.2%
Permanent differences:
Goodwill impairment	(23.7)%	-
Stock-based compensation	-	(5.8)%
Change in the fair value of derivatives and accrued issuable equity	10.7%	(6.4)%
Other	-	(0.8)%
Change in valuation allowance	(12.1)%	(12.4)%
Effective income tax rate	2.4%	0.3%

Schedule of deferred tax assets and liabilities
	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$13,399,384	$9,395,986
Amortization	165,476	-
Accrued compensation not currently deductible	343,787	169,222
Stock compensation	1,588,866	-
Accrued interest	150,502	146,636
Other	8,125	(1)
	15,656,140	9,711,843

Deferred tax liabilities:
Difference between book and tax basis related to:
Technology license	(368,587)	(375,671)
Acquired in-process research and development	(2,332,618)	(3,267,854)
Other	(555,880)	(639,726)
	(3,257,085)	(4,283,251)

Deferred tax assets and liabilities	12,399,055	5,428,592
Valuation allowance	(15,016,414)	(9,072,118)
Deferred tax assets and liabilities, net	$(2,617,359)	$(3,643,526)

Schedule of valuation deferred tax assets
	For the Years Ended
	December 31,
	2022	2021
Beginning of period	$(9,072,118)	$(9,709,220)
Change in valuation pursuant to the tax provision	(4,811,348)	(2,527,453)
True-up to a prior year’s tax return	(1,132,948)	3,164,555
End of period	$(15,016,414)	$(9,072,118)